CASH AND RESTRICTED DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
SCHEDULE OF RECONCILIATION OF CASH AND RESTRICTED DEPOSITS

The following table provides a reconciliation of cash and restricted deposits reported on the balance sheets that sum to the same total amount as shown in the statements of cash flows:

	December 31
	2025	2024
	U.S. dollars in thousands
Cash and cash equivalents	27,028	7,532
Restricted deposits (1)	260	226
Total cash and restricted deposits shown in the statement of cash flows	27,288	7,758

(1)	As of December 31, 2025, and 2024, the Company’s restricted deposits consisted of bank deposits that were denominated in New Israeli Shekel. Restricted deposits are presented at cost including accrued interest. These bank deposits are used as security for collateralizing the Company’s lease contracts.